Annual Total Returns[BarChart] - Federated Hermes MDT Small Cap Core Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.84%)	20.35%	46.16%	3.15%	(3.20%)	35.23%	15.58%	(11.58%)	18.06%	16.99%